Concentration of Credit Risk (Details)		1 Months Ended	12 Months Ended
	Nov. 08, 2019	May 28, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)
Concentration of Credit Risk (Details) [Line Items]
Depositor insured			$ 64,000			$ 500,000
Depositor not insured			1,000
Cash balances			17,213,029
Federal deposit insurance			16,713,000
Deposits bank account			250,000
Deposits in trust account			$ 2,727,000
Number of customers			3	8
Customer concentration risk, percentage	12.50%	30.00%
Revenues [Member]
Concentration of Credit Risk (Details) [Line Items]
Customer concentration risk, description			more than 10%	more than 10%
Financial Stability Bureau [Member]
Concentration of Credit Risk (Details) [Line Items]
Depositor insured			$ 1,320,000
Minimum [Member] | Accounts Receivable [Member]
Concentration of Credit Risk (Details) [Line Items]
Customer concentration risk, percentage				10.20%
Maximum [Member] | Accounts Receivable [Member]
Concentration of Credit Risk (Details) [Line Items]
Customer concentration risk, percentage				17.00%
Customers One [Member] | Accounts Receivable [Member]
Concentration of Credit Risk (Details) [Line Items]
Customer concentration risk, percentage			30.50%
Customers Two [Member] | Accounts Receivable [Member]
Concentration of Credit Risk (Details) [Line Items]
Customer concentration risk, percentage			11.40%
Customers Three [Member] | Accounts Receivable [Member]
Concentration of Credit Risk (Details) [Line Items]
Customer concentration risk, percentage			11.40%
Customer Four [Member] | Accounts Receivable [Member]
Concentration of Credit Risk (Details) [Line Items]
Customer concentration risk, percentage				95.00%
PRC [Member]
Concentration of Credit Risk (Details) [Line Items]
Depositor insured			$ 72,000		¥ 500,000